Acquisition - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		8 Months Ended	12 Months Ended
	Apr. 17, 2015	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Jun. 15, 2016
Business Acquisition [Line Items]
Cash payment for acquisition			$ 0	$ 4,000
Common stock, par value (usd per share)		$ 0.04	$ 0.04	$ 0.04	$ 0.04
Amortization expense			$ 1,300	$ 900
Goodwill		$ 633	633	633
Portal [Member]
Business Acquisition [Line Items]
Useful life of intangible asset	4 years
Customer Relationships [Member]
Business Acquisition [Line Items]
Useful life of intangible asset	8 years
Accountable Health Solutions, Inc Asset Purchase Agreement [Member]
Business Acquisition [Line Items]
Acquisition, purchase price	$ 7,000
Cash payment for acquisition	$ 4,000
Common stock issued for acquisition (shares)	433,333
Common stock, par value (usd per share)	$ 0.04
Common Stock (6,500,000 shares at $0.04 par)	$ 3,000
Number of share delivered at closting (shares)	371,739
Number of shares held back for working capital adjustment (shares)	21,739
Transaction costs in connection with acquisition	$ 800
Number of shares held back for indemnification (shares)	39,855
Goodwill	$ 633
Revenue of acquiree		$ 9,600	11,100
Accountable Health Solutions, Inc Asset Purchase Agreement [Member] | Health & Wellness [Member]
Business Acquisition [Line Items]
Goodwill			600
Accountable Health Solutions, Inc Asset Purchase Agreement [Member] | Cost of operations [Member]
Business Acquisition [Line Items]
Amortization expense			1,000	700
Accountable Health Solutions, Inc Asset Purchase Agreement [Member] | Selling, general and administrative expenses [Member]
Business Acquisition [Line Items]
Amortization expense			$ 300	$ 200